Basis of Presentation and Significant Accounting Policies - Estimated Useful Lives of Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 12,671	$ 12,750	$ 12,788
Buildings and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Buildings and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives	40 years
Plant equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Plant equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives	20 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives	2 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives	10 years
Vehicles and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Vehicles and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Lives	10 years